Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	69 Months Ended
	Jan. 16, 2019	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000208376
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nicholas Partners Small Cap Growth Fund, Institutional Shares
Without Sales Load [Member] | C000208376
Average Annual Return [Line Items]
Average Annual Return, Percent		33.17%	15.48%	15.47%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 ™ Index (USD)
Average Annual Return, Percent		35.19%	15.26%	15.96%
Russell 2000 Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index (USD)
Average Annual Return, Percent		27.66%	8.82%	8.94%